Financial risk management - Effects of hedge accounting (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk management
Liabilities - hedging	€ (66)	€ (148)
Cash flow hedges
Risk management
Liabilities - hedging	(12)
Assets - hedging		2
Notional amount of hedging instruments	(1,043)	(968)
Notional amount of hedged items	(1,043)	(968)
Change in intrinsic value of hedging instruments since 1 January	(3)	22
Change in value of hedged items used to determine hedge effectiveness	6	(15)
Net investment hedges
Risk management
Liabilities - hedging	(5)
Assets - hedging		5
Notional amount of hedging instruments	(1,498)	(1,166)
Notional amount of hedged items	(1,498)	(1,166)
Change in intrinsic value of hedging instruments since 1 January	(39)	132
Change in value of hedged items used to determine hedge effectiveness	39	(132)
Fair value hedges for FX risk
Risk management
Liabilities - hedging	0	(45)
Notional amount of hedging instruments	0	(1,354)
Notional amount of hedged items	0	(1,354)
Change in intrinsic value of hedging instruments since 1 January	0	40
Change in value of hedged items used to determine hedge effectiveness	0	(42)
Fair value and cash flow hedges
Risk management
Liabilities - hedging	(88)	(174)
Notional amount of hedging instruments	(2,885)	(3,205)
Notional amount of hedged items	(2,885)	(3,205)
Change in intrinsic value of hedging instruments since 1 January	10	89
Change in value of hedged items used to determine hedge effectiveness	€ (13)	€ (93)